Shareholder Report, Average Annual Return (Details)	12 Months Ended	19 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025
Without Sales Load [Member] | C000005493
Average Annual Return [Line Items]
Average Annual Return, Percent	8.42%		9.09%	7.43%
Without Sales Load [Member] | C000005494
Average Annual Return [Line Items]
Average Annual Return, Percent	8.16%		8.81%	7.17%
Without Sales Load [Member] | C000005495
Average Annual Return [Line Items]
Average Annual Return, Percent	7.92%		8.55%	6.90%
Without Sales Load [Member] | C000244822
Average Annual Return [Line Items]
Average Annual Return, Percent	8.63%	15.36%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%		15.34%	12.21%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%		15.34%	12.21%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%		15.34%	12.21%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%	22.32%
S&P Target Date 2030 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.51%		8.53%	6.87%
S&P Target Date 2030 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.51%		8.53%	6.87%
S&P Target Date 2030 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.51%		8.53%	6.87%
S&P Target Date 2030 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.51%	14.69%